REVENUE AND DEFERRED REVENUE (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SOURCES

	September 30, 2024	September 30, 2023
Software development	$592,016	$584,037
Software license	148,193	201,562
Software supports	30,321	38,464
Cloud hosting	37,659	41,237
Others	8,344	8,440
	$816,533	$873,740

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	September 30, 2024	September 30, 2023
Revenue recognized over time	$668,340	$672,178
Revenue recognized at a point of time	148,193	201,562
	$816,533	$873,740

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	September 30, 2024	December 31, 2023
Deferred revenue, beginning	$131,794	$219,068
Customer payments received attributable to contract liabilities for unearned revenue	22,715	158,711
Revenue recognized from fulfilling contract liabilities	131,699	245,985
Deferred revenue, ending	$22,810	$131,794